Insurance Contracts_Details of Reinsurance Assets Included In Other Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 1,205,708	₩ 740,651	₩ 695,753
Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,206,587	742,604	697,669
Allowances for credit losses
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	879	1,953	1,916
Non-life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,200,233	737,150	690,909
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	732,579	361,065	360,997
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	285,634	208,820	171,240
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	14,916	16,555	18,057
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	10,870	19,952	30,864
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	156,234	130,758	109,751
Life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	3,032	2,047	2,360
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	2,081	1,639	1,912
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	951	408	448
Others | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	3,322	3,407	4,400
Others | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	2,427	2,563	3,417
Others | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 895	₩ 844	₩ 983